UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2016

ADESI-QTLY-0217
1.827901.111

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.4%
Delphi Automotive PLC	112,500	$7,576,875
Automobiles - 1.7%
Fiat Chrysler Automobiles NV	1,100,000	10,033,333
General Motors Co.	675,000	23,517,000
		33,550,333
Hotels, Restaurants & Leisure - 0.8%
BJ's Restaurants, Inc. (a)	50,000	1,965,000
Brinker International, Inc. (b)	62,500	3,095,625
Churchill Downs, Inc.	15,000	2,256,750
Dunkin' Brands Group, Inc.	100,000	5,244,000
Whitbread PLC	75,000	3,490,157
		16,051,532
Household Durables - 1.0%
KB Home	650,000	10,276,500
Taylor Morrison Home Corp. (a)	350,000	6,741,000
Tupperware Brands Corp.	25,000	1,315,500
		18,333,000
Leisure Products - 0.8%
Brunswick Corp.	75,000	4,090,500
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	7,696,800
NJOY, Inc. (a)(d)	787,486	8
Polaris Industries, Inc. (b)	50,000	4,119,500
		15,906,808
Media - 4.7%
Comcast Corp. Class A	700,000	48,335,000
The Walt Disney Co.	250,000	26,055,000
Time Warner, Inc.	100,000	9,653,000
WME Entertainment Parent, LLC Class A unit (d)(e)	2,434,260	4,999,999
		89,042,999
Multiline Retail - 1.6%
Dollar General Corp.	30,000	2,222,100
Kohl's Corp.	112,500	5,555,250
Macy's, Inc.	162,500	5,819,125
Target Corp.	225,000	16,251,750
		29,848,225
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc.	120,700	4,905,248
Lowe's Companies, Inc.	25,000	1,778,000
Stage Stores, Inc. (b)	324,114	1,416,378
TJX Companies, Inc.	37,500	2,817,375
		10,917,001
Textiles, Apparel & Luxury Goods - 0.3%
Tory Burch LLC unit (d)(e)	70,274	3,966,967
VF Corp.	50,000	2,667,500
		6,634,467

TOTAL CONSUMER DISCRETIONARY		227,861,240

CONSUMER STAPLES - 6.2%
Beverages - 0.7%
Diageo PLC sponsored ADR	50,000	5,197,000
Molson Coors Brewing Co. Class B	75,000	7,298,250
		12,495,250
Food & Staples Retailing - 2.6%
CVS Health Corp.	250,000	19,727,500
Kroger Co.	100,000	3,451,000
Wal-Mart Stores, Inc.	150,000	10,368,000
Walgreens Boots Alliance, Inc.	200,000	16,552,000
		50,098,500
Food Products - 0.7%
Amplify Snack Brands, Inc. (a)(b)	400,000	3,524,000
B&G Foods, Inc. Class A	225,000	9,855,000
		13,379,000
Household Products - 2.2%
Church & Dwight Co., Inc.	25,000	1,104,750
Kimberly-Clark Corp.	25,000	2,853,000
Procter & Gamble Co.	450,000	37,836,000
		41,793,750

TOTAL CONSUMER STAPLES		117,766,500

ENERGY - 10.6%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	142,300	9,245,231
Oceaneering International, Inc.	125,000	3,526,250
Schlumberger Ltd.	50,000	4,197,500
		16,968,981
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	200,000	13,946,000
Cabot Oil & Gas Corp.	275,000	6,424,000
Chevron Corp.	125,000	14,712,500
ConocoPhillips Co.	625,000	31,337,500
EQT Corp.	75,000	4,905,000
Imperial Oil Ltd.	300,000	10,436,823
Kinder Morgan, Inc.	450,000	9,319,500
Legacy Reserves LP (a)	250,000	530,000
Southwestern Energy Co. (a)	550,000	5,951,000
Suncor Energy, Inc.	800,000	26,157,226
The Williams Companies, Inc.	1,250,000	38,925,000
Trilogy Energy Corp. (a)	825,000	4,639,146
Valero Energy Corp.	50,000	3,416,000
Williams Partners LP	400,000	15,212,000
		185,911,695

TOTAL ENERGY		202,880,676

FINANCIALS - 24.0%
Banks - 9.4%
Bank of America Corp.	2,500,000	55,250,000
CaixaBank SA	608,333	2,010,736
Citigroup, Inc.	100,000	5,943,000
Comerica, Inc.	45,000	3,064,950
JPMorgan Chase & Co.	525,000	45,302,250
KeyCorp	450,000	8,221,500
Regions Financial Corp.	662,500	9,513,500
Standard Chartered PLC (United Kingdom) (a)	250,000	2,044,552
SunTrust Banks, Inc.	175,000	9,598,750
U.S. Bancorp	350,000	17,979,500
Wells Fargo & Co.	375,000	20,666,250
		179,594,988
Capital Markets - 7.3%
Ares Capital Corp. (b)	175,000	2,885,750
CBOE Holdings, Inc.	50,000	3,694,500
KKR & Co. LP	1,244,400	19,151,316
Morgan Stanley	850,000	35,912,500
MSCI, Inc.	87,500	6,893,250
Northern Trust Corp.	50,000	4,452,500
S&P Global, Inc.	70,000	7,527,800
State Street Corp.	400,000	31,088,000
The Blackstone Group LP	1,000,000	27,030,000
		138,635,616
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	200,000	32,596,000
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	8,803,000
		41,399,000
Insurance - 3.0%
American International Group, Inc.	300,000	19,593,000
Chubb Ltd.	200,000	26,424,000
MetLife, Inc.	212,500	11,451,625
		57,468,625
Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp. (a)	684,404	6,974,077
NMI Holdings, Inc. (a)	250,000	2,662,500
Radian Group, Inc.	1,703,800	30,634,324
		40,270,901

TOTAL FINANCIALS		457,369,130

HEALTH CARE - 11.6%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	20,900	782,496
Amgen, Inc.	95,000	13,889,950
Biogen, Inc. (a)	32,500	9,216,350
BioMarin Pharmaceutical, Inc. (a)	35,000	2,899,400
Celgene Corp. (a)	130,000	15,047,500
Gilead Sciences, Inc.	225,000	16,112,250
Intercept Pharmaceuticals, Inc. (a)	17,000	1,847,050
Spark Therapeutics, Inc. (a)	50,000	2,495,000
Trevena, Inc. (a)	325,000	1,911,000
Vertex Pharmaceuticals, Inc. (a)	15,000	1,105,050
		65,306,046
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	325,000	7,029,750
Medtronic PLC	262,500	18,697,875
		25,727,625
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	62,500	1,990,625
Anthem, Inc.	50,000	7,188,500
Cigna Corp.	25,000	3,334,750
Express Scripts Holding Co. (a)	87,500	6,019,125
McKesson Corp.	50,000	7,022,500
UnitedHealth Group, Inc.	125,000	20,005,000
		45,560,500
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	75,000	5,640,000
Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	275,000	3,815,172
Bristol-Myers Squibb Co.	100,000	5,844,000
GlaxoSmithKline PLC sponsored ADR	350,000	13,478,500
Jazz Pharmaceuticals PLC (a)	60,000	6,541,800
Johnson & Johnson	275,000	31,682,750
Merck & Co., Inc.	155,000	9,124,850
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	6,343,750
TherapeuticsMD, Inc. (a)	468,400	2,702,668
		79,533,490

TOTAL HEALTH CARE		221,767,661

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
General Dynamics Corp.	45,000	7,769,700
The Boeing Co.	45,000	7,005,600
United Technologies Corp.	187,500	20,553,750
		35,329,050
Air Freight & Logistics - 1.5%
FedEx Corp.	50,000	9,310,000
PostNL NV (a)	500,000	2,153,722
United Parcel Service, Inc. Class B	150,000	17,196,000
		28,659,722
Airlines - 0.3%
Copa Holdings SA Class A	62,500	5,676,875
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	100,000	5,700,000
Electrical Equipment - 0.8%
AMETEK, Inc.	125,000	6,075,000
Eaton Corp. PLC	50,000	3,354,500
Melrose Industries PLC	2,500,000	6,092,678
		15,522,178
Industrial Conglomerates - 1.6%
General Electric Co.	950,000	30,020,000
Machinery - 0.8%
Allison Transmission Holdings, Inc.	150,000	5,053,500
Cummins, Inc.	40,000	5,466,800
Rational AG	12,500	5,579,045
		16,099,345
Professional Services - 0.0%
Acacia Research Corp. (a)	82,500	536,250
Road & Rail - 1.3%
Celadon Group, Inc. (b)	500,000	3,575,000
CSX Corp.	125,000	4,491,250
Genesee & Wyoming, Inc. Class A (a)	50,000	3,470,500
J.B. Hunt Transport Services, Inc.	115,000	11,163,050
Swift Transporation Co. (a)	100,000	2,436,000
		25,135,800

TOTAL INDUSTRIALS		162,679,220

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,600,000	48,352,000
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (a)	50,000	2,748,500
TE Connectivity Ltd.	150,000	10,392,000
		13,140,500
Internet Software & Services - 4.5%
Alphabet, Inc. Class C (a)	67,500	52,097,850
Facebook, Inc. Class A (a)	285,000	32,789,250
		84,887,100
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	75,000	4,202,250
First Data Corp. Class A (a)	1,325,000	18,801,750
IBM Corp.	25,000	4,149,750
MasterCard, Inc. Class A	125,000	12,906,250
Paychex, Inc.	140,000	8,523,200
Visa, Inc. Class A	275,000	21,455,500
		70,038,700
Semiconductors & Semiconductor Equipment - 1.4%
Qualcomm, Inc.	425,000	27,710,000
Software - 1.4%
Microsoft Corp.	300,000	18,642,000
Mobileye NV (a)	112,500	4,288,500
SS&C Technologies Holdings, Inc.	137,500	3,932,500
		26,863,000
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	487,500	56,462,249
Samsung Electronics Co. Ltd.	2,500	3,731,606
		60,193,855

TOTAL INFORMATION TECHNOLOGY		331,185,155

MATERIALS - 3.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	150,000	4,722,000
Eastman Chemical Co.	25,000	1,880,250
LyondellBasell Industries NV Class A	112,500	9,650,250
Potash Corp. of Saskatchewan, Inc.	225,000	4,070,495
PPG Industries, Inc.	50,000	4,738,000
The Dow Chemical Co.	250,000	14,305,000
Trinseo SA	25,000	1,482,500
Tronox Ltd. Class A	275,000	2,835,250
		43,683,745
Containers & Packaging - 0.7%
WestRock Co.	262,500	13,327,125
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	200,000	2,638,000
Randgold Resources Ltd. sponsored ADR	40,000	3,053,600
		5,691,600

TOTAL MATERIALS		62,702,470

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage	40,000	8,940,000
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	387,500	16,480,375
Verizon Communications, Inc.	350,000	18,683,000
Zayo Group Holdings, Inc. (a)	50,000	1,643,000
		36,806,375
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	77,300	4,445,523

TOTAL TELECOMMUNICATION SERVICES		41,251,898

UTILITIES - 3.0%
Electric Utilities - 2.6%
Duke Energy Corp.	125,000	9,702,500
Edison International	50,000	3,599,500
Entergy Corp.	75,000	5,510,250
Exelon Corp.	550,000	19,519,500
PPL Corp.	250,000	8,512,500
Southern Co.	75,000	3,689,250
		50,533,500
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	359,444	3,040,896
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	75,000	3,291,000

TOTAL UTILITIES		56,865,396

TOTAL COMMON STOCKS
(Cost $1,547,581,075)		1,891,269,346

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $5,293,611)	100,000	5,446,411
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,542,949)	2,500,000	1,567,188
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (f)	6,957,420	6,958,812
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	12,072,173	12,073,380
TOTAL MONEY MARKET FUNDS
(Cost $19,030,113)		19,032,192
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,573,447,748)		1,917,315,137
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,055,374)
NET ASSETS - 100%		$1,905,259,763

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,466,774 or 1.3% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,925
Fidelity Securities Lending Cash Central Fund	43,551
Total	$87,476

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$233,307,651	$216,643,877	$--	$16,663,774
Consumer Staples	117,766,500	117,766,500	--	--
Energy	202,880,676	202,880,676	--	--
Financials	457,369,130	448,566,130	--	8,803,000
Health Care	221,767,661	217,952,489	3,815,172	--
Industrials	162,679,220	162,679,220	--	--
Information Technology	331,185,155	331,185,155	--	--
Materials	62,702,470	62,702,470	--	--
Real Estate	8,940,000	8,940,000	--	--
Telecommunication Services	41,251,898	41,251,898	--	--
Utilities	56,865,396	56,865,396	--	--
Corporate Bonds	1,567,188	--	1,567,188	--
Money Market Funds	19,032,192	19,032,192	--	--
Total Investments in Securities:	$1,917,315,137	$1,886,466,003	$5,382,360	$25,466,774

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,172,473
Net Realized Gain (Loss) on Investment Securities	(459,375)
Net Unrealized Gain (Loss) on Investment Securities	2,293,551
Cost of Purchases	750
Proceeds of Sales	(1,540,625)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,466,774
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2016	$2,015,991

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by <the><each> Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$25,466,774	Market approach	Discount rate	8.0%	Decrease
			Transaction price	$2.05	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.6 - 14.8 / 11.5	Increase
		Recovery value	Recovery value	0.0%	Increase
			Liquidity preference	$63.39	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,576,770,497. Net unrealized appreciation aggregated $340,544,640, of which $404,733,866 related to appreciated investment securities and $64,189,226 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2016

ADESII-QTLY-0217
1.827902.111

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.2%
Fiat Chrysler Automobiles NV	388,800	$3,546,327
General Motors Co.	13,500	470,340
		4,016,667
Distributors - 0.1%
LKQ Corp. (a)	127,100	3,895,615
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp.	26,100	1,394,001
Starbucks Corp.	5,100	283,152
Yum! Brands, Inc.	104,924	6,644,837
		8,321,990
Household Durables - 0.6%
KB Home	728,900	11,523,909
Taylor Morrison Home Corp. (a)	315,400	6,074,604
		17,598,513
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	3
Polaris Industries, Inc.	38,900	3,204,971
		3,204,974
Media - 5.3%
AMC Networks, Inc. Class A (a)	143,100	7,489,854
Comcast Corp. Class A	781,100	53,934,955
Scripps Networks Interactive, Inc. Class A	249,800	17,828,226
Sinclair Broadcast Group, Inc. Class A	222,100	7,407,035
The Walt Disney Co.	90,300	9,411,066
Time Warner, Inc.	474,800	45,832,444
Viacom, Inc. Class B (non-vtg.)	409,400	14,369,940
		156,273,520
Multiline Retail - 1.2%
Target Corp.	506,050	36,551,992
Specialty Retail - 0.9%
Lowe's Companies, Inc.	377,600	26,854,912

TOTAL CONSUMER DISCRETIONARY		256,718,183

CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Diageo PLC	392,284	10,179,713
Molson Coors Brewing Co. Class B	61,000	5,935,910
The Coca-Cola Co.	752,500	31,198,650
		47,314,273
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	46,800	7,493,148
CVS Health Corp.	238,500	18,820,035
Kroger Co.	24,500	845,495
Walgreens Boots Alliance, Inc.	57,800	4,783,528
Whole Foods Market, Inc.	123,800	3,808,088
		35,750,294
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)	277,700	2,446,537
Hostess Brands, Inc. Class A (a)	428,500	5,570,500
Mead Johnson Nutrition Co. Class A	118,000	8,349,680
		16,366,717
Household Products - 1.8%
Procter & Gamble Co.	618,705	52,020,716
Tobacco - 0.3%
Altria Group, Inc.	18,600	1,257,732
Reynolds American, Inc.	148,000	8,293,920
		9,551,652

TOTAL CONSUMER STAPLES		161,003,652

ENERGY - 13.6%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	207,300	13,468,281
Ensco PLC Class A	252,800	2,457,216
National Oilwell Varco, Inc.	361,200	13,523,328
Oceaneering International, Inc.	286,600	8,084,986
Schlumberger Ltd.	54,700	4,592,065
		42,125,876
Oil, Gas & Consumable Fuels - 12.2%
Amyris, Inc. (a)(c)	1,487,409	1,085,809
Anadarko Petroleum Corp.	167,200	11,658,856
Apache Corp.	484,300	30,738,521
Cabot Oil & Gas Corp.	523,000	12,217,280
Cenovus Energy, Inc.	1,015,200	15,349,168
Chevron Corp.	430,127	50,625,948
ConocoPhillips Co.	979,400	49,107,116
Devon Energy Corp.	38,800	1,771,996
Golar LNG Ltd.	135,500	3,108,370
Imperial Oil Ltd.	591,200	20,567,499
Kinder Morgan, Inc.	1,284,400	26,599,924
Legacy Reserves LP (a)	211,124	447,583
Noble Energy, Inc.	42,700	1,625,162
PDC Energy, Inc. (a)	24,100	1,749,178
SM Energy Co.	233,800	8,061,424
Suncor Energy, Inc.	1,451,100	47,445,939
Teekay Offshore Partners LP	197,100	997,326
The Williams Companies, Inc.	1,748,992	54,463,611
Williams Partners LP	626,100	23,810,583
		361,431,293

TOTAL ENERGY		403,557,169

FINANCIALS - 23.2%
Banks - 15.7%
Bank of America Corp.	4,786,400	105,779,440
Citigroup, Inc.	1,393,504	82,815,943
Comerica, Inc.	257,700	17,551,947
JPMorgan Chase & Co.	1,232,510	106,353,284
PNC Financial Services Group, Inc.	150,116	17,557,567
Regions Financial Corp.	1,484,600	21,318,856
Standard Chartered PLC (United Kingdom) (a)	342,577	2,801,665
SunTrust Banks, Inc.	625,300	34,297,705
U.S. Bancorp	668,042	34,317,318
Wells Fargo & Co.	764,650	42,139,862
		464,933,587
Capital Markets - 6.2%
CBOE Holdings, Inc.	37,500	2,770,875
Charles Schwab Corp.	542,955	21,430,434
Goldman Sachs Group, Inc.	19,000	4,549,550
KKR & Co. LP	756,785	11,646,921
Morgan Stanley	901,500	38,088,375
Northern Trust Corp.	348,095	30,997,860
State Street Corp.	679,290	52,794,419
The Blackstone Group LP	823,300	22,253,799
		184,532,233
Insurance - 0.5%
MetLife, Inc.	198,100	10,675,609
Principal Financial Group, Inc.	86,100	4,981,746
		15,657,355
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,415,461	14,423,548
Radian Group, Inc.	497,500	8,945,050
		23,368,598

TOTAL FINANCIALS		688,491,773

HEALTH CARE - 13.6%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	137,100	16,774,185
Alnylam Pharmaceuticals, Inc. (a)	35,700	1,336,608
Amgen, Inc.	110,115	16,099,914
Biogen, Inc. (a)	61,000	17,298,380
BioMarin Pharmaceutical, Inc. (a)	72,300	5,989,332
Celldex Therapeutics, Inc. (a)	11,700	41,418
Genocea Biosciences, Inc. (a)(c)	41,600	171,392
Gilead Sciences, Inc.	171,700	12,295,437
Insmed, Inc. (a)	147,800	1,955,394
Intercept Pharmaceuticals, Inc. (a)(c)	144,714	15,723,176
Myriad Genetics, Inc. (a)(c)	84,300	1,405,281
Regeneron Pharmaceuticals, Inc. (a)	9,500	3,487,355
Spark Therapeutics, Inc. (a)	48,300	2,410,170
TESARO, Inc. (a)	3,200	430,336
Vertex Pharmaceuticals, Inc. (a)	100,400	7,396,468
Windtree Therapeutics, Inc. (a)	85,885	106,497
		102,921,343
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	266,000	10,217,060
Alere, Inc. (a)	450,800	17,567,676
Boston Scientific Corp. (a)	1,741,551	37,669,748
Medtronic PLC	226,700	16,147,841
NxStage Medical, Inc. (a)	238,700	6,256,327
Zeltiq Aesthetics, Inc. (a)	7,400	322,048
Zimmer Biomet Holdings, Inc.	86,100	8,885,520
		97,066,220
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	100,600	3,204,110
Anthem, Inc.	58,900	8,468,053
Cigna Corp.	98,200	13,098,898
Express Scripts Holding Co. (a)	114,700	7,890,213
McKesson Corp.	127,980	17,974,791
		50,636,065
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	399,465
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	258,400	11,772,704
Quintiles Transnational Holdings, Inc. (a)	15,100	1,148,355
		12,921,059
Pharmaceuticals - 4.7%
Allergan PLC	28,600	6,006,286
AstraZeneca PLC sponsored ADR	143,300	3,914,956
Bayer AG	2,800	291,714
Bristol-Myers Squibb Co.	293,800	17,169,672
GlaxoSmithKline PLC sponsored ADR	1,000,100	38,513,851
Jazz Pharmaceuticals PLC (a)	110,400	12,036,912
Johnson & Johnson	238,360	27,461,456
Novartis AG sponsored ADR	3,500	254,940
Sanofi SA	28,809	2,329,645
Teva Pharmaceutical Industries Ltd. sponsored ADR	748,150	27,120,438
TherapeuticsMD, Inc. (a)	811,800	4,684,086
		139,783,956

TOTAL HEALTH CARE		403,728,108

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	18,800	3,246,008
The Boeing Co.	121,300	18,883,984
United Technologies Corp.	203,500	22,307,670
		44,437,662
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	44,079	3,229,228
FedEx Corp.	56,000	10,427,200
United Parcel Service, Inc. Class B	214,300	24,567,352
		38,223,780
Building Products - 0.1%
Johnson Controls International PLC	35,428	1,459,279
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	57,400	4,422,096
Electrical Equipment - 0.8%
AMETEK, Inc.	281,700	13,690,620
Hubbell, Inc. Class B	53,418	6,233,881
Melrose Industries PLC	2,023,143	4,930,543
		24,855,044
Industrial Conglomerates - 2.5%
General Electric Co.	2,373,600	75,005,760
Machinery - 1.3%
Caterpillar, Inc.	13,300	1,233,442
Colfax Corp. (a)	61,700	2,216,881
Deere & Co.	102,700	10,582,208
Flowserve Corp.	199,800	9,600,390
Ingersoll-Rand PLC	78,800	5,913,152
Rexnord Corp. (a)	271,300	5,314,767
Wabtec Corp.	54,300	4,507,986
		39,368,826
Professional Services - 0.3%
IHS Markit Ltd. (a)	57,074	2,020,990
Verisk Analytics, Inc. (a)	87,900	7,134,843
		9,155,833
Road & Rail - 2.9%
Celadon Group, Inc.	28,909	206,699
CSX Corp.	823,300	29,581,169
Genesee & Wyoming, Inc. Class A (a)	193,200	13,410,012
J.B. Hunt Transport Services, Inc.	149,400	14,502,258
Kansas City Southern	79,300	6,728,605
Norfolk Southern Corp.	86,400	9,337,248
Old Dominion Freight Lines, Inc. (a)	86,300	7,403,677
Union Pacific Corp.	45,000	4,665,600
		85,835,268

TOTAL INDUSTRIALS		322,763,548

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,577,900	47,684,138
Internet Software & Services - 3.6%
Alphabet, Inc.:
Class A (a)	63,300	50,162,085
Class C (a)	54,783	42,282,615
Facebook, Inc. Class A (a)	138,800	15,968,940
		108,413,640
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	97,200	5,446,116
First Data Corp. Class A (a)	733,105	10,402,760
MasterCard, Inc. Class A	301,100	31,088,575
Paychex, Inc.	271,100	16,504,568
PayPal Holdings, Inc. (a)	144,900	5,719,203
Unisys Corp. (a)(c)	722,347	10,799,088
Visa, Inc. Class A	486,200	37,933,324
		117,893,634
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	805,400	52,512,080
Software - 3.9%
Adobe Systems, Inc. (a)	89,800	9,244,910
Autodesk, Inc. (a)	186,400	13,795,464
Microsoft Corp.	1,416,300	88,008,882
Mobileye NV (a)	81,600	3,110,592
Salesforce.com, Inc. (a)	37,400	2,560,404
		116,720,252
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	795,400	92,123,228
Western Digital Corp.	154,900	10,525,455
		102,648,683

TOTAL INFORMATION TECHNOLOGY		545,872,427

MATERIALS - 3.4%
Chemicals - 2.7%
CF Industries Holdings, Inc.	259,600	8,172,208
E.I. du Pont de Nemours & Co.	86,847	6,374,570
Intrepid Potash, Inc. (a)	1,716,240	3,569,779
LyondellBasell Industries NV Class A	129,600	11,117,088
Monsanto Co.	257,500	27,091,575
Potash Corp. of Saskatchewan, Inc.	730,200	13,210,113
W.R. Grace & Co.	163,300	11,045,612
		80,580,945
Containers & Packaging - 0.5%
WestRock Co.	292,334	14,841,797
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	401,900	5,301,061

TOTAL MATERIALS		100,723,803

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	5,500	581,240
Crown Castle International Corp.	9,700	841,669
Public Storage	10,100	2,257,350
		3,680,259
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	476,106	25,414,538
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	656,800	23,309,832
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	633,208	5,356,940

TOTAL UTILITIES		28,666,772

TOTAL COMMON STOCKS
(Cost $2,397,154,007)		2,940,620,232
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (c)
(Cost $1,375,000)	1,375,000	861,953
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit (b)(d)
(Cost $5,206,756)	5,206,756	5,206,756

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (e)	17,310,812	17,314,274
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	6,510,169	6,510,820
TOTAL MONEY MARKET FUNDS
(Cost $23,824,817)		23,825,094
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,427,560,580)		2,970,514,035
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,890,718)
NET ASSETS - 100%		$2,964,623,317

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,206,759 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$5,206,756

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,610
Fidelity Securities Lending Cash Central Fund	64,637
Total	$85,247

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$256,718,183	$256,718,180	$--	$3
Consumer Staples	161,003,652	150,823,939	10,179,713	--
Energy	403,557,169	403,557,169	--	--
Financials	688,491,773	688,491,773	--	--
Health Care	403,728,108	401,106,749	2,621,359	--
Industrials	322,763,548	322,763,548	--	--
Information Technology	545,872,427	545,872,427	--	--
Materials	100,723,803	100,723,803	--	--
Real Estate	3,680,259	3,680,259	--	--
Telecommunication Services	25,414,538	25,414,538	--	--
Utilities	28,666,772	28,666,772	--	--
Corporate Bonds	861,953	--	861,953	--
Other	5,206,756	--	--	5,206,756
Money Market Funds	23,825,094	23,825,094	--	--
Total Investments in Securities:	$2,970,514,035	$2,951,644,251	$13,663,025	$5,206,759

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,433,484,053. Net unrealized appreciation aggregated $537,029,982, of which $672,790,888 related to appreciated investment securities and $135,760,906 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017